Leases - Schedule of Future Minimum Rental Payments Under Noncancelable Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
2026	$ 319,915
2027	295,076
2028	269,676
2029	237,780
2030	190,742
Thereafter	668,804
Total future undiscounted lease payments	1,981,993
Less: Future payments for leases that have not yet commenced	(13,071)
Less: Imputed interest	(298,519)
Total lease liabilities	$ 1,670,403	$ 1,234,745